SCHEDULE OF EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Short-term employee benefits	$ 2,961,866	$ 2,126,750	$ 3,019,824
Severances	17,506	247,860	22,329
Total	$ 2,979,372	$ 2,374,610	$ 3,042,153